Earnings per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2018 CNY (¥) ¥ / shares shares	Mar. 31, 2017 CNY (¥) ¥ / shares shares	Mar. 31, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to the Company's shareholders	$ 37,799	¥ 237,098	¥ 126,190		¥ 90,970
Earnings allocated to participating convertible notes | ¥		0	(10,019)		0
Net income for basic and diluted net income per share	$ 37,799	¥ 237,098	¥ 116,171		¥ 90,970
Denominator:
Weighted average ordinary shares outstanding for basic net income per share	112,938,635	112,938,635	73,003,248	73,003,248	73,003,248
Dilutive effect of RSUs	6,390,797	6,390,797
Weighted average ordinary shares outstanding for diluted net income per share	119,329,432	119,329,432	73,003,248	73,003,248	73,003,248
Earnings per share
Basic | (per share)	$ 0.33	¥ 2.10	¥ 1.59		¥ 1.25
Diluted | (per share)	$ 0.32	¥ 1.99	¥ 1.59		¥ 1.25
Excess cash dividend | $	$ 0			$ 0
Convertible notes
Earnings per share
Interest rate	7.00%	7.00%
Anti-dilutive ordinary shares	40,521,494	40,521,494	40,521,494	40,521,494	40,521,494
Restricted Share Unit
Earnings per share
Anti-dilutive ordinary shares			7,300,000	7,300,000	7,300,000